SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF OPERATIONS (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule I, Condensed Financial Information of Parent, Statement of Operations [Abstract]
Schedule I, Condensed Financial Information of Parent, Interest income	$ 109	$ 146	$ 140
Schedule I, Condensed Financial Information of Parent, Interest expense	(242)	(265)	(244)
Schedule I, Condensed Financial Information of Parent, Operation and maintenance	(64)	(59)	(81)
Schedule I, Condensed Financial Information of Parent, Other income, net	42	65	50
Schedule I, Condensed Financial Information of Parent, Income tax benefits	82	79	89
Schedule I, Condensed Financial Information of Parent, Loss before equity in earnings of subsidiaries	(73)	(34)	(46)
Schedule I, Condensed Financial Information of Parent, Equity in earnings of subsidiaries, net of income taxes	1,404	743	1,165
Schedule I, Condensed Financial Information of Parent, Net income/earnings	$ 1,331	$ 709	$ 1,119
Schedule I, Condensed Financial Information of Parent, Basic earnings per common share	$ 5.55	$ 2.90	$ 4.60
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Basic	239,720	244,736	243,339
Schedule I, Condensed Financial Information of Parent, Diluted earnings per common share	$ 5.51	$ 2.86	$ 4.52
Schedule I, Condensed Financial Information of Parent, Weighted average number of shares outstanding, Diluted	241,523	247,942	247,384